Summary of Significant Accounting Policies - Cash, Cash Equivalents, and Cash Held on Behalf of Customer (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash	$ 37,143	$ 18,672
Money market funds	40	51,472
Cash held on behalf of customers	10,170	7,205	$ 0
Total cash, cash equivalents, and cash held on behalf of customers	$ 47,353	$ 77,349